Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Receipts from customers	$ 817,335	$ 266,212
Research & Development tax incentive grant	2,031,623	890,113
Interest received	858	98
Interest and other costs of finance paid	(288,172)	(163,822)
Payments to suppliers and employees	(9,928,828)	(10,851,400)
Net cash used in operating activities	(7,367,184)	(9,858,799)
Cash flows from investing activities
Payments for investments		(3,126,950)
Payments for property, plant and equipment	(67,483)	(86,269)
Cash acquired from acquisition of Investee companies	277,944
Loans to other entities	(1,000,000)
Loans (to) / from related party	120,278	(171,500)
Net cash used in investing activities	(669,261)	(3,384,719)
Cash flows from financing activities
Proceeds from issue of shares	5,000,000	18,233,320
Proceeds from borrowings	2,250,000	1,077,069
Repayment of borrowings	(2,732,311)
Proceeds from issue of convertible notes	1,975,424
Repayment of convertible notes	(1,750,000)
Share issue transaction costs	(493,286)	(2,141,090)
Repayment of lease liabilities	(81,089)	(86,912)
Net cash from financing activities	4,168,738	17,082,387
Net increase/(decrease) in cash and cash equivalents	(3,867,707)	3,838,869
Cash and cash equivalents at the beginning of the financial year	6,011,368	2,172,499
Effects of exchange rate changes on cash and cash equivalents	(39,077)
Cash and cash equivalents at the end of the financial year	2,104,584	6,011,368
Non-cash investing and financing activities
Share based payment on acquisition of Wellteq	(1,673,631)
Share based payment on acquisition of Vertica	(180,000)
Share based payment on capital raising costs	(702,383)
Shares issued on exercised of performance rights	$ 8,410,200	$ 1,996,500